Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

1. Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

During the first six months of 2015, the Company performed certain internal reorganization activities. In connection with this process, the financial information utilized by the Chief Operating Decision Maker when assessing segment performance and making resource allocations was adjusted in a way that affected how certain assets are grouped. This resulted in certain assets being reclassified between the steel mills segment, steel products segment, raw materials segment and corporate/eliminations in the segment footnote in order to align with the approach management uses to assess the performance of those segments. The segment data for the comparable periods has also been reclassified in order to conform to the current period presentation. These reclassifications did not have any impact on the consolidated asset balances nor did they impact any segment income statement amounts. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is based primarily upon the similarity of the types of products produced and sold by each segment (see Note 23).